Convertible Promissory Notes Payable - Summary of Convertible Promissory Note Payable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	¥ 6,174,050
Interest paid	(528,166)	¥ (677,316)	¥ (1,531,239)
Ending balance	6,503,803	6,174,050
Convertible Promissory Note Payable [member] | Liability [Member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	6,174,050	5,650,268	5,164,139
Interest accrued at effective interest rate (Note 12)	526,111	486,731	448,017
Interest paid	(51,597)	(51,180)	(50,900)
Exchange differences	(144,761)	88,231	89,012
Ending balance	6,503,803	6,174,050	5,650,268
Convertible Promissory Note Payable [member] | Equity [member]
Disclosure of Convertible Promissory Note Payable [Line Items]
Beginning balance	160,185	160,185	160,185
Ending balance	¥ 160,185	¥ 160,185	¥ 160,185